Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Selling, general and administrative expense	€ 1,008,324	€ 901,364	€ 695,084
Transaction costs related to business acquisitions	33	6,001	2,289
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Transaction costs related to business acquisitions	€ 0	€ 2,034	€ 2,099